UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO CORPORATE OPPORTUNITY FUND
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2006

Date of reporting period:	February 28, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

February 28, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—77.8%
Airlines—3.6%
$7,000	American Airlines, Inc., pass thru certificates,
	7.858%, 10/1/11, Ser. 01-2	Baa2/BBB+	$7,488,487
	Continental Airlines, Inc., pass thru certificates,
3,720	6.703%, 6/15/22, Ser. 01-1	Baa3/BBB+	3,692,182
1,695	7.056%, 9/15/08, Ser. 99-2	Baa3/A-	1,724,004
2,408	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,188,824
9,523	7.707%, 4/2/21, Ser. 00-2	Baa3/BBB	9,867,399
	Delta Air Lines, Inc., pass thru certificates,
8,000	7.57%, 11/18/10, Ser. 00-1	Ba2/BB	8,025,000
9,000	7.92%, 5/18/12, Ser. 00-1	Caa1/CCC+	6,965,000
	Northwest Airlines, Inc., pass thru certificates,
1,566	6.81%, 8/1/21, Ser. 99-1A	B1/B+	1,551,517
15,500	6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	15,393,438
			56,895,851

Apparel & Textiles—0.3%
1,000	Quicksilver, Inc., 6.875%, 4/15/15	B1/BB-	970,000
3,000	Russell Corp., 9.25%, 5/1/10	B2/B	3,112,500
			4,082,500

Automotive—0.5%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	5,970,412
2,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/BB	1,956,250
			7,926,662

Banking—3.5%
	HSBC Capital Funding L.P., VRN,
8,000	4.61%, 6/27/13 (d)	A1/A-	7,476,368
2,000	10.176%, 6/30/30	A1/A-	3,023,674
625	NCNB, 9.375%, 9/15/09	Aa3/A+	705,845
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A	16,692,270
9,706	Riggs Capital Trust, 8.875%, 3/15/27, Ser. C	A3/BBB	10,442,880
3,500	Royal Bank of Canada, 5.215%, 11/8/11, Ser. N, FRN	Aa3/A+	3,510,342
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	Al/A	2,403,668
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/NR	8,375,448
3,000	VTB Capital SA for Vneshtorgbank, 5.25%, 9/21/07, FRN (d)	NR/BBB	3,002,250
			55,632,745

Chemicals—0.6%
8,445	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	9,120,600

Computer Services—0.7%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,139,796
3,500	7.125%, 10/15/09	Ba1/BBB-	3,706,304
3,000	SunGard Data Systems, Inc., 9.125%, 8/15/13 (d)	B3/B-	3,206,250
			11,052,350

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Containers—0.5%
	Smurfit-Stone Container Corp.,	B2/CCC+	$3,940,000
$4,000	8.375%, 7/1/12	B2/CCC+	4,115,000
4,000	9.75%, 2/1/11		8,055,000

Diversified Manufacturing—0.8%
5.000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	5,809,305
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	6,685,603
			12,494,908

Electronics—0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,046,256

Energy—1.0%
2,462	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	2,643,771
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	13,196,532
			15,840,303

Financial Services—7.1%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B2/B+	5,750,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A-	2,198,074
686	Beaver Valley II Funding, 6.625%, 6/1/07	Baa3/BBB-	696,047
13,500	BNP Paribas, 5,196%, 6/29/15, VRN (d)	A1/A-	12,981,654
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB+	2,447,622
6,241	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	7,073,496
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,204,336
10,000	Ford Motor Credit Co., 7.875%, 6/15/10	Ba2/BB+	9,256,810
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,182,168
4,990	9.83%, 12/15/08 (e)	NR/NR	5,917,112
10,000	Goldman Sachs Group, Inc., 7.35%, 10/1/09	Aa3/A+	10,695,030
6,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	Al/A	6,624,696
4,200	MBNA Capital, 5.48%, 2/1/27, Ser. B, FRN	Aa3/A	4,147,933
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	10,713,056
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	1,615,590
2,500	Morgan Stanley, 4.88%, 1/15/10, FRN	Aa3/A+	2,512,000
7,500	Pemex Project Funding Master Trust, 8.626%, 2/1/22	Baa1/BBB	9,318,750
13,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	Al/A	13,282,448
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	3,356,250
			113,973,072

Food & Beverage—0.3%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,458,985

Healthcare & Hospitals—2.4%
	HCA, Inc.,
1,000	8.36%, 4/15/24	Ba2/BB+	1,085,474
800	9.00%, 12/15/14	Ba2/BB+	927,590
19,000	HealthSouth Corp., 7.625%, 6/1/12	NR/NR	20,947,500
	Tenet Healthcare Corp.,
5,600	7.375%, 2/1/13	B3/B	5,166,000
9,400	9.50%, 2/1/15 (d)	B3/B	9,447,000
			37,573,564

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Hotels/Gaming—3.6%
	Caesars Entertainment, Inc.,
$2,000	7.00%, 4/15/13	Baa3/BBB-	$2,119,344
1,000	8.875%,9/15/08	Be1/BB+	1,081,250
2,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	B1/BB-	2,050,000
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,102,500
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BBB-	3,988,264
3,730	8.00%, 2/1/11	Baa3/BBB-	4,091,889
3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba2/BB	3,135,357
	ITT Corp.,
4,950	7.375%,11/15/15	Ba1/BB+	5,395,500
3,750	7.75%, 11/15/25	Ba1/BB+	3,881,250
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	1,323,000
3,750	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	4,040,625
8,724	Times Square Hotel Trust, 8.528%, 8/1/26 (d)(e)	Baa3/BB+	10,116,874
14,950	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	14,800,500
			58,126,353

Manufacturing—0.1%
1,000	Bombardier, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	950,000

Metals & Mining—0.8%
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	12,934,356

Miscellaneous—1.3%
20,700	Morgan Stanley TRACERS, 5.751%, 3/1/07, VRN (b)(d)(f)	A3/NR	20,756,904

Multi-Media—9.2%
2,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	1,975,000
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	2,025,000
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	14,121,409
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B3/B+	15,307,650
10,535	7.875%, 2/15/18	B2/B+	10,403,312
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,663,125
2,000	DirecTV Holdings LLC, 6.375%, 6/15/15	Ba2/BB-	2,002,500
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa2/BBB+	7,542,661
4,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	4,300,000
16,050	News America Holdings, Inc., 7.43%, 10/1/28	Baa2/BBB	18,153,208
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	17,887,500
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba2/BB+	5,212,500
8,000	8.25%, 4/11/10	Ba2/BB+	8,620,000
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	21,673,116
11,000	Time Warner, Inc., 7.70%. 5/1/32	Baa2/BBB+	12,706,738
			146,593,719

Office Equipment—0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba3/B+	5,200,000

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Oil & Gas—7.4%
	CenterPoint Energy Res. Corp.,
$23,000	7.75%, 2/15/11	Baa3/BBB	$25,219,224
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,684,380
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	321,000
3,000	7.75%, 1/15/15	Ba2/BB	3,202,500
1,500	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
	7.67%, 11/8/16, Ser. B	B2/B	1,541,130
	El Paso Corp.,
23,200	7.42%, 2/15/37 (d)	Caa1/B-	23,519,000
5,000	7.625%. 9/1/08 (d)	Caa1/B-	5,150,000
12,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	15,510,000
1,030	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,127,850
1,800	OAO Gazprom, 9.625%, 3/1/13 (d)	NR/BB+	2,180,250
2,980	Ras Laffan Liquefied Natural Gas Co. Ltd., 3,437%, 9/15/09 (b)	Al/A	2,871,388
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B1/B+	2,271,875
10,000	Southern Natural Gas Co., 8.875%, 3/15/10	B1/B	10,746,210
17,400	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	19,531,500
			118,876,307

Paper/Paper Products—3.6%
	Abitibi-Consolidated, Inc.,
23,500	7.50%, 4/1/28	B1/B+	19,035,000
5,000	8.375%, 4/1/15	B1/B+	4,750,000
10,000	8.50%, 8/1/29	B1/B+	8,625,000
2,000	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	1,970,000
3,000	Bowater, Inc., 9.50%, 10/15/12	B1/B+	3,135,000
	Georgia-Pacific Corp.,
5,000	7.25%, 6/1/28	B2/B	4,662,500
14,119	8.00%, 1/15/24	B2/B	14,189,595
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	B1/B+	1,850,000
			58,217,095

Retail—1.8%
16,000	Albertson’s, Inc., 8.00%, 5/1/31	Baa3/BBB-	15,355,488
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BB+	13,682,500
			29,037,988

Telecommunications—16.2%
35,000	AT&T Corp., 9.75%, 11/15/31, VRN	A2/A	43,927,275
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,944,760
5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	5,075,000
	Citizens Communications Co.,
7,500	9.00%, 8/15/31	Ba3/BB+	8,006,250
4,000	9.25%, 5/15/11	Ba3/BB+	4,450,000
8,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	10,088,632
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,481,555
2,000	Intelset Bermuda Ltd., 8.875%, 1/15/15 (d)	B2/B+	2,085,000

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Telecommunications—(continued)
$11,874	MCI, Inc., 7.688%, 5/1/09	Ba3/A	$12,259,905
	Nextel Communications, Inc.,
5,000	6.875%, 10/31/13, Ser. E	Baa2/A-	5,238,710
10,000	7.375%, 8/1/15, Ser. D	Baa2/A-	10,583,680
21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	19,620,313
	Qwest Capital Funding, Inc.,
8,070	7.00%, 8/3/09	B3/B	8,211,225
15,600	7.90%, 8/15/10	B3/B	16,302,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	2,065,000
	Qwest Corp.,
3,000	7.25%, 9/15/25	Ba3/BB	3,052,500
4,400	7.741%, 6/15/13, FRN	NR/BB	4,829,000
6,150	8.875%, 3/15/12	Ba3/BB	6,918,750
	Rogers Wireless, Inc.,
CAD 1,000	7.625%, 12/15/11 (d)	Ba2/BB	952,414
$12,340	9.75%, 6/1/16	Ba2/BB	15,224,475
	Sprint Capital Corp.,
25,000	6.90%, 5/1/19	Baa2/A-	27,572,625
2,900	8.375%, 3/15/12	Baa2/A-	3,335,603
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa2/A-	1,768,786
1,400	Time Warner Telecom Holdings, Inc., 8.749%, 2/15/11, FRN	B2/CCC+	1,436,750
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	16,168,200
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,720,759
			259,319,167
Tobacco—0.1%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	2,080,000

Utilities—10.7%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B1/B+	2,145,000
	East Coast Power LLC, Ser. B,
5,008	6.737%, 3/31/08	Baa3/BBB-	5,037,057
5,643	7.066%, 3/31/12	Baa3/BBB-	5,782,786
6,900	Entergy Gulf States, Inc., 5.207%, 12/8/08, FRN (d)	Baa3/BBB+	5,906,720
4,700	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	5,170,000
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa2/BBB-	3,022,340
	IPALCO Enterprises, Inc.,
22,000	8.375%, 11/14/08	Ba1/BB-	23,567,500
6,960	8.625%, 11/14/11	Ba1/BB-	7,743,000
	Midwest Generation LLC, pass thru certificates,
30,060	8.30%, 7/2/09, Ser. A	B1/B+	31,139,403
15,437	8.56%, 1/2/16, Ser. B	B1/B+	16,777,949
6,000	8.75%, 5/1/34	B1/B	5,487,500
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	1,006,741
	PSEG Energy Holdings LLC,
42,500	8.50%, 6/15/11	Ba3/BB-	46,643,750
2,000	10.00%, 10/1/09	Ba3/BB-	2,250,000
9,981	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	NR/NR	9,481,564
			171,161,310

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Waste Disposal—1.3%
	Allied Waste North America. Inc.,
$6,000	7.25%, 3/15/15	B2/BB-	$6,120,000
11,250	7.875%, 4/15/13	B2/BB-	11,756,250
3,000	8.50%, 12/1/08, Ser. B	B2/BB-	3,176,250
			21,052,500

	Total Corporate Bonds & Notes (cost—$1,151,866,527)		1,243,458,495

SOVEREIGN DEBT OBLIGATIONS—4.1%
Brazil—1.9%
	Federal Republic of Brazil,
5,735	5.25%, 4/15/12, FRN	Ba3/BB-	5,749,738
14,249	8.00%, 1/15/18	Ba3/BB	15,987,378
1,250	10.125%, 5/15/27	Ba3/BB	1,718,750
4,750	11.00%, 1/11/12	Ba3/BB	5,973,125
1,050	12.75%, 1/15/20	Ba3/BB	1,624,875
			31,053,866
Mexico—0.7%
	United Mexican States,
800	8.375%, 1/14/11	Baa1/BBB	905,200
7,000	11.375%, 9/15/16	Baa1/BBB	10,293,500
			11,198,700

Panama—0.4%
6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	7,110,000

Peru—1.0%
13,000	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	15,080,000

Ukraine—0.1%
	Republic of Ukraine,
1,000	7.55%, 6/11/13	B1/BB-	1,078,300
280	11.00%, 3/15/07	B1/BB-	288,813
			1,367,113

	Total Sovereign Debt Obligations (cost—$53,866,273)		65,809,679

U.S. GOVERNMENT AGENCY SECURITIES—1.8%
	Fannie Mae, MBS,
6,782	5.50%, 4/1/35	Aaa/AAA	6,723,754
9,621	5.50%, 6/1/35	Aaa/AAA	9,537,766
1,876	5.50%, 8/1/35	Aaa/AAA	1,859,439
1,926	5.50%, 9/1/35	Aaa/AAA	1,909,079
7,831	5.50%, 10/1/35	Aaa/AAA	7,763,117
995	5.50%, 11/1/35	Aaa/AAA	986,874

	Total U.S. Government Agency Securities (cost—$29,219,416)		28,780,029

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

NEW JERSEY MUNICIPAL BONDS (d)(i)—1.5%
	Tobacco Settlement Financing Corp. Rev., VRN,
$7,741	7.772%, 6/1/32	NR/AA	$8,423,292
3,000	8.522%, 6/1/24	NR/AA	5,859,100
8,334	9.022%, 6/1/32	NR/AA	9,965,630

	Total Municipal Bonds (cost—$19,625,844)		24,248,022

MORTGAGE-BACKED SECURITIES (d)—1.0%
	GSMPS Mortgage Loan Trust, CMO,
5,375	7.50%, 12/21/26	NR/NR	5,515,889
10,513	7.50%, 6/25/43 (b)	NR/NR	10,688,487

	Total Mortgage-Backed Securities (cost—$16,676,880)		16,204,376

SENIOR LOANS (a)(b)(c)—1.0%
Entertainment–0.1%
1,000	MGM Studios, 6.78%, 4/8/12, Term B		1,012,898

Hotels/Gaming—0.2%
	Aladdin Gaming, Inc.,
2,939	7.53%, 8/31/10, Term A		2,885,589
64	8.53%, 8/31/10, Term B		63,196
			2,948,785

Multi-Media—0.6%
9,838	Charter Communications Holdings LLC, 7.92%, 4/27/11, Term B		9,962,188

Utilities—0.1%
	AES Corp., Term B,
714	5.69%. 8/10/11		723,571
714	6.75%, 4/30/08		723,572
			1,447,143

	Total Senior Loans (cost—$14,376,571)		15,371,014

ASSET-BACKED SECURITIES—0.8%
1,968	Continental Airlines, Inc., 9.796%, 4/1/21	Ba2/BBB-	2,003,031
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26	Ca/NR	7,332,061
987	GSAMP Trust, 5.131%, 6/25/34, FRN	Aaa/AAA	995,833
2,708	Long Beach Mortgage Loan Trust, 6.231%, 3/25/32, FRN	Baa1/NR	2,555,457

	Total Asset-Backed Securities (cost—$12,987,450)		12,886,382

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—12.1%
U.S. Treasury Bills (g)—5.4%
$87,210	3.81%-4.51%, 3/2/06-6/1/06 (cost—$87,047,674)		$87,046,378

Corporate Notes—4.8%
Financial Services—2.5%
	Ford Motor Credit Co.,
1,900	6.50%, 1/25/07	Ba2/BB-	1,877,238
21,240	7.75%, 2/15/07	Ba2/BB-	20,855,811
	General Motors Acceptance Corp.,
7,000	5,50%, 1/16/07, FRN	Ba1/BB	6,817,013
5,500	5.645%, 5/18/06, FRN	Ba1/BB	5,470,965
4,470	6.125%, 9/15/06	Ba1/BB	4,416,548
900	6.125%, 2/1/07	Ba1/BB	879,955
			40,317,530
Food & Beverage—0.2%
2,500	Delhaize America, Inc., 7.375% 4/15/06	Ba1/BB+	2,508,745
755	Yum! Brands, Inc., 8.50%, 4/15/06	Baa3/BBB	757,980
			3,266,725

Holding Companies—0.1%
2,000	Progress Capital Holdings, 7.17%, 11/1/06 (d)	Baa1/BBB-	2,024,486

Hotels/Gaming—0.4%
	Caesars Entertainment, Inc.,
900	8.50%, 11/15/06	Baa3/BBB-	917,852
4,875	9.375%, 2/15/07	Ba1/BB+	5,063,906
			5,981,758

Insurance—0.1%
1,000	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A	993,404

Multi-Media—0.2%
3,000	Cox Communications, Inc., 7.75%, 8/15/06	Baa3/BBB-	3,029,277

Oil & Gas—0.6%
10,000	Williams Gas Pipelines Central, Inc., 7.375%, 11/15/06 (d)	Ba1/BBB-	10,186,030

Telecommunications—0.0%
596	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	600,964

Utilities—0.7%
900	American Electric Power Co., Inc., 6.125%, 5/15/06, Ser. A	Baa2/BBB	901,770
7,750	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	7,770,708
1,631	Progress Energy, Inc., 6.75%, 3/1/06	Baa2/BBB-	1,631,000
			10,303,478

	Total Corporate Notes (cost—$78,269,428)		76,703,652

Principal Amount (000)		Value*

Commercial Paper—0.7%
Financial Services—0.7%
$11,400	UBS Finance LLC, 4.67%, 5/23/06 (cost—$11,277,257)	$11,275,626

Repurchase Agreements—1.2%
3,922	State Street Bank & Trust Co., dated 2/28/06, 4.15%, due 3/1/06, proceeds $3,922,452: collateralized by Fannie Mae, 3.125%, 7/15/06, valued at $4,002,385 including accrued interest	3,922,000
15,000	CS First Boston Corp., dated 2/28/06, 4.42%, due 3/1/06, proceeds $15,001,842: collateralized by U.S. Treasury Bond, 4.50%, 2/15/36, valued at $15,338,122 including accrued interest	15,000,000

	Total Repurchase Agreements (cost—$18,922,000)	18,922,000

	Total Short-Term Investments (cost—$195,516,359)	193,947,656

OPTIONS PURCHASED (h)—0.0%
Contracts

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
160	strike price $91.75, expires 12/18/06	1,000
424	strike price $92.50, expires 12/18/06	2,650
552	strike price $93.75, expires 3/13/06	3,450
	Japanese Yen, Over the Counter,
5,800,000	strike price $115, expires 5/26/06	115,513

	Total Options Purchased (cost—$102,397)	122,613

	Total Investments before options written (cost—$1,494,237,717)—100.1%	1,600,828,266

OPTIONS WRITTEN (h)—(0.1)%

	Call Options—(0.1)%
	News America Holdings, Inc.,
16,050,000	strike price $100, expires 10/1/06	(1,911,170)

	Put Options—(0.0)%
	Japanese Yen, over the counter,
5,800,000	strike price $112, expires 5/26/06	(52,478)

	Total Options Written (premiums received—$42,450)	(1,963,648)

	Total Investments net of options written (cost—$1,494,195,267)-100.0%	$1,598,864,618

Notes to Schedule of Investments:

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)                                  Private Placement. Restricted as to resale and may not have a readily available market.

(b)                                 Illiquid security.

(c)                                  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval form the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)                                 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)                                  Fair-valued security.

(f)                                    Credit-linked trust certificate.

(g)                                 All or partial amount segregated as collateral for futures contracts.

(h)                                 Non-income producing.

(i)                                     Residual Interest Municipal Bonds (“RIBS”)/(Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

£ - British Pound.

CAD - Canadian Dollar

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2006.

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Securities

NR - Not Rated

TRACERS - Traded Custody Receipts

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2006.

Other Investments

(1) Futures contracts outstanding at February 28, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro - 90 day	$4,300	3/19/07	$(1,435,625)
	Financial Future Euro - 90 day	1,000	6/18/07	(159,184)
	Financial Future Euro - 90 day	3,625	9/17/07	(916,516)
	U.S. Treasury Bond	15	6/21/06	3,164
				$(2,508,161)

(2) Transactions in options written for the three months ended February 28, 2006:

	Contracts	Premiums
Options outstanding, November 30, 2005	16,059,447	$2,261,222
Options written	5,813,144	3,368,344
Options terminated in closing transactions	(22,591)	(5,587,116)
Options outstanding, February 28, 2006	21,850,000	$42,450

(3) Credit default swap contracts outstanding at February 28, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
ABN Amro Bank
Ford Motor Credit	$2,000	6/20/07	3.10%	$2,578
Bear Stearns
GMAC	25,000	12/20/06	5.35%	449,799
Goldman Sachs
Dow Jones CDX	100	6/20/10	3.60%	5,739
Dow Jones CDX	21,560	12/20/10	3.95%	1,016,517
Ford Motor Credit	1,000	6/20/07	3.00%	(7,961)
HSBC Bank
Ford Motor Credit	1,000	6/20/06	3.25%	5,782
JP Morgan Chase
Ford Motor Credit	2,700	6/20/06	2.15%	662
Ford Motor Credit	1,000	6/20/06	3.50%	7,041
GMAC	1,000	6/20/06	4.10%	8,856
GMAC	20,000	6/20/06	2.63%	29,309
GMAC	500	6/20/06	2.75%	1,034
GMAC	4,000	6/20/06	2.80%	9,280
GMAC	5,000	6/20/07	6.40%	(349,804)
Lehman Brothers
Ford Motor Credit	1,350	6/20/06	2.90%	5,427
Ford Motor Credit	5,000	6/20/07	3.28%	(20,018)
Merrill Lynch
Ford Motor Credit	3,000	6/20/07	3.45%	(4,803)
Morgan Stanley
Ford Motor Credit	20,000	9/20/10	4.05%	(644,952)
Ford Motor Credit	2,000	6/20/07	3.40%	(4,615)
Ford Motor Credit	7,000	6/20/07	4.00%	(241,642)
Ford Motor Credit	3,000	6/20/07	3.75%	7,916
Wachovia Bank
Ford Motor Credit	1,000	6/20/07	3.41%	(2,166)
				$273,979

(4) Interest rate swap agreements outstanding at February 28, 2006:

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
			Payments made by Fund	Payments Received by Fund
Goldman Sachs	$485,000	2/23/16	3 month LIBOR	5.80%	$635,512
Goldman Sachs	485,000	2/26/16	4.405%	3 Month LIBOR	(191,708)
Goldman Sachs	1,850,000	12/24/24	3 month LIBOR	5.13%	8,245,685
Lehman Brothers	16,050	10/1/06	7.43%	3 Month LIBOR+1.15%	(156,366)
Lehman Brothers	151,000	2/23/16	4.405%	3 Month LIBOR	(59,686)
Lehman Brothers	151,000	2/23/16	3 month LIBOR	5.80%	197,860
Lehman Brothers	1,700,000	12/15/24	5.20%	3 Month LIBOR	(20,108,563)
					$(11,437,266)

LIBOR-London Interbank Offered Rate

(5) Forward foreign currency contracts outstanding at February 28, 2006:

Sold:	U.S. $ Value Origination Date	U.S. $ Value February 28, 2006	Unrealized Depreciation
3,617,000 British Pound settling 3/23/06	$ 6,294,774	$ 6,334,912	$ (40,138)

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 24, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 24, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 24, 2006